UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-21030
                                                  --------------

                        ACP CONTINUUM RETURN FUND II, LLC
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 GARY E. SHUGRUE
                          ASCENDANT CAPITAL PARTNERS LP
                         1235 WESTLAKES DRIVE, SUITE 130
                                BERWYN, PA 19312
              ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-993-9999
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


REGISTRANT NAME: ACP Continuum Return Fund II, LLC
                ----------------------------------
INVESTMENT COMPANY ACT FILE NUMBER: 811-21030
                                   ----------
REPORTING PERIOD: 07/01/2005-06/30/2006
                 ----------------------
REGISTRANT ADDRESS: 1235 Westlakes Drive, Suite 130, Berwyn, PA 19312
                   --------------------------------------------------
NAME OF SERIES (AS APPLICABLE): __________________________________

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         HOW THE
                                                                                                        REGISTRANT
                                                                                                         CAST ITS
                                                                                                        VOTE (E.G.
                                                                                                         FOR OR
                                                                                   WHO        WHETHER    AGAINST      WHETHER
ISSUER OF  EXCHANGE            SHAREHOLDER                                       PROPOSED    FUND CAST   PROPOSAL,    VOTE WAS
PORTFOLIO   TICKER   CUSIP #     MEETING          SUMMARY OF MATTER VOTED ON      MATTER:     VOTE ON   OR ABSTAIN;    FOR OR
SECURITY    SYMBOL                DATE                                            ISSUER /    MATTER      FOR OR      AGAINST
                                                                                SHAREHOLDER              WITHHOLD    MANAGEMENT
                                                                                                         REGARDING
                                                                                                        ELECTION OF
                                                                                                         DIRECTORS)

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
                                        No Proxies received July 1, 2005 - June 30, 2006
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

*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               ACP CONTINUUM RETURN FUND II, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ GARY E. SHUGRUE
                         -------------------------------------------------------
                           Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer
                           (Principal Executive Officer)

Date  JULY 11, 2006
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.